May 01, 2020

EQ ADVISORS TRUSTSM

EQ/ClearBridge Large Cap Growth Portfolio

SUPPLEMENT DATED FEBRUARY 19, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the principal investment strategy for EQ/ClearBridge Large Cap Growth Portfolio.

Effective immediately, the section of the Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE - Principal Investment Strategy” is amended by deleting the third paragraph in its entirety and replacing it with the following:

The Portfolio also may invest up to 20% of its net assets in foreign securities, either directly or through depositary receipts.